AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 84.0%
Communication Services - 17.3%
Alphabet, Inc., Class C*	1,950,000	$296,907,000
Bolloré SE (France)	95,900,000	640,724,951
Comcast Corp., Class A	1,100,000	47,685,000
Fox Corp., Class A1	2,400,000	75,048,000
Fox Corp., Class B	3,100,000	88,722,000
News Corp., Class A	8,000,000	209,440,000
The Walt Disney Co.	900,000	110,124,000
Warner Bros Discovery, Inc.*	4,400,000	38,412,000

Total Communication Services		1,507,062,951
Consumer Discretionary - 3.3%
Booking Holdings, Inc.	31,000	112,464,280
eBay, Inc.	1,250,000	65,975,000
Hyundai Mobis Co., Ltd. (South Korea)	550,000	106,775,755

Total Consumer Discretionary		285,215,035
Consumer Staples - 16.0%
Associated British Foods PLC (United Kingdom)	5,600,000	176,684,871
The Coca-Cola Co.	1,385,000	84,734,300
Colgate-Palmolive Co.	1,000,000	90,050,000
Darling Ingredients, Inc.*	1,005,000	46,742,550
Ingredion, Inc.	1,150,000	134,377,500
Kellanova	1,200,000	68,748,000
Kenvue, Inc.	3,300,000	70,818,000
KT&G Corp. (South Korea)	1,452,810	101,116,908
PepsiCo, Inc.	1,400,000	245,014,000
The Procter & Gamble Co.	1,300,000	210,925,000
Sysco Corp.	920,000	74,685,600
Tyson Foods, Inc., Class A	1,460,000	85,745,800

Total Consumer Staples		1,389,642,529
Energy - 13.4%
Canadian Natural Resources, Ltd. (Canada)[1]	8,290,000	632,692,800
ConocoPhillips	890,000	113,279,200
Devon Energy Corp.	1,610,000	80,789,800
Diamondback Energy, Inc.	800,000	158,536,000
EOG Resources, Inc.	955,000	122,087,200
Pioneer Natural Resources Co.	210,000	55,125,000

Total Energy		1,162,510,000
Financials - 9.8%
The Bank of New York Mellon Corp.	2,250,000	129,645,000
Berkshire Hathaway, Inc., Class B*	340,000	142,976,800
The Charles Schwab Corp.	3,400,000	245,956,000
First Hawaiian, Inc.	700,000	15,372,000
	Shares	Value

The Goldman Sachs Group, Inc.	130,000	$54,299,700
State Street Corp.	1,900,000	146,908,000
Wells Fargo & Co.	2,100,000	121,716,000

Total Financials		856,873,500
Health Care - 3.4%
Elevance Health, Inc.	290,000	150,376,600
Embecta Corp.	1,600,000	21,232,000
Johnson & Johnson	767,682	121,439,616

Total Health Care		293,048,216
Industrials - 9.6%
Armstrong World Industries, Inc.	735,000	91,301,700
Brenntag SE (Germany)	1,900,000	160,133,981
GrafTech International, Ltd.	8,000,000	11,040,000
L3Harris Technologies, Inc.	355,000	75,650,500
Lockheed Martin Corp.	195,000	88,699,650
Northrop Grumman Corp.	225,000	107,698,500
Samsung C&T Corp. (South Korea)	700,000	83,243,481
U-Haul Holding Co.*,1	330,000	22,288,200
U-Haul Holding Co., Non-Voting Shares	2,950,000	196,706,000

Total Industrials		836,762,012
Information Technology - 7.7%
Cisco Systems, Inc.	700,000	34,937,000
Cognizant Technology Solutions Corp., Class A	2,600,000	190,554,000
Corning, Inc.	1,100,000	36,256,000
Microsoft Corp.	830,000	349,197,600
Oracle Corp.	400,000	50,244,000
Samsung Electronics Co., Ltd. (South Korea)	200,000	12,019,502

Total Information Technology		673,208,102
Materials - 3.5%
Olin Corp.	2,205,000	129,654,000
Reliance, Inc.	530,000	177,115,400

Total Materials		306,769,400

Total Common Stocks (Cost $4,300,990,566)		7,311,091,745
Preferred Stocks - 7.6%
Consumer Discretionary - 1.3%
Hyundai Motor Co., 11.590% (South Korea)	400,000	46,617,702
Hyundai Motor Co., 11.610% (South Korea)	523,882	61,552,438

Total Consumer Discretionary		108,170,140
Information Technology - 6.3%
Samsung Electronics Co., Ltd., 1.660% (South Korea)	11,050,000	551,529,828

Total Preferred Stocks (Cost $304,566,646)		659,699,968

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 8.2%
Joint Repurchase Agreements - 0.2%[2]
Bethesda Securities LLC, dated 03/28/24, due 04/01/24, 5.430% total to be received $3,933,454 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $4,009,704)	$3,931,082	$3,931,082
Cantor Fitzgerald Securities, Inc., dated 03/28/24, due 04/01/24, 5.370% total to be received $5,128,617 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 12/24/26 - 02/20/74, totaling $5,228,070)	5,125,559	5,125,559
Mirae Asset Securities USA, Inc., dated 03/28/24, due 04/01/24, 5.380% total to be received $3,007,817 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.645%, 04/30/24 - 04/20/73, totaling $3,067,973)	3,006,020	3,006,020
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $3,472,154 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $3,539,501)	3,470,099	3,470,099
State of Wisconsin Investment Board, dated 03/28/24, due 04/01/24, 5.400% total to be received $5,180,438 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/25 - 02/15/53, totaling $5,282,864)	5,177,332	5,177,332

Total Joint Repurchase Agreements		20,710,092
	Principal Amount	Value
U.S. Government Obligations - 3.7%
U.S. Treasury Bills, 5.057%, 01/23/25[3]	$84,000,000	$80,683,648
U.S. Treasury Bills, 5.067%, 03/20/25[3]	85,000,000	81,021,559
U.S. Treasury Bills, 5.272%, 10/03/24[3]	80,000,000	77,932,522
U.S. Treasury Bills, 5.384%, 06/13/24[3]	82,000,000	81,132,778

Total U.S. Government Obligations		320,770,507
Repurchase Agreements - 2.1%
Fixed Income Clearing Corp., dated 03/28/24, due 04/01/24, 5.150% total to be received $181,822,984 (collateralized by a U.S. Treasury, 0.125%, 07/15/24, totaling $185,353,443)	181,719,000	181,719,000

	Shares
Other Investment Companies - 2.2%
JPMorgan U.S. Government Money Market Fund, IM Shares, 5.25%[4]	187,860,439	187,860,439

Total Short-Term Investments (Cost $711,233,804)		711,060,038
Total Investments - 99.8% (Cost $5,316,791,016)		8,681,851,751
Other Assets, less Liabilities - 0.2%		16,111,856
Net Assets - 100.0%		$8,697,963,607

*	Non-income producing security.
[1]	Some of these securities, amounting to $150,930,271 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Represents yield to maturity at March 31, 2024.
[4]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$866,338,000	$640,724,951	—	$1,507,062,951
Consumer Staples	1,111,840,750	277,801,779	—	1,389,642,529
Energy	1,162,510,000	—	—	1,162,510,000
Financials	856,873,500	—	—	856,873,500
Industrials	593,384,550	243,377,462	—	836,762,012
Information Technology	661,188,600	12,019,502	—	673,208,102
Materials	306,769,400	—	—	306,769,400
Health Care	293,048,216	—	—	293,048,216
Consumer Discretionary	178,439,280	106,775,755	—	285,215,035
Preferred Stocks†	—	659,699,968	—	659,699,968
Short-Term Investments
Joint Repurchase Agreements	—	20,710,092	—	20,710,092
U.S. Government Obligations	—	320,770,507	—	320,770,507
Repurchase Agreements	—	181,719,000	—	181,719,000
Other Investment Companies	187,860,439	—	—	187,860,439
Total Investments in Securities	$6,218,252,735	$2,463,599,016	—	$8,681,851,751

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Canada	7.9
France	8.1
Germany	2.0
South Korea	12.1
United Kingdom	2.2
United States	67.7
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$150,930,271	$20,710,092	$131,919,302	$152,629,394
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.